Risk Report - Liquidity Risk - Global All Currency Stress Testing Results (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Funding Gap [Member]
Global All Currency Stress Testing Results [line items]
Combined	[1]	€ 206	€ 195
Gap Closure [Member]
Global All Currency Stress Testing Results [line items]
Combined	[1],[2]	254	239
Net Liquidity Position [Member]
Global All Currency Stress Testing Results [line items]
Combined	[1]	€ 48	€ 43

[1]	Combined impact of systemic market risk and severe downgrade
[2]	Based on liquidity generation through Liquidity Reserves and other business mitigants